LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of Long-Term Debt

(in thousands of $)	2012	2011
Long-term debt:
8.5% Senior Notes due 2013	247,766	274,209
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	78,505	74,583
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	107,910	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,272,019	1,436,672
	1,831,200	1,910,464
Less: current portion of long-term debt	(157,689)	(150,342)
	1,673,511	1,760,122

Schedule of Maturities of Long-term Debt
The outstanding debt as of December 31, 2012, is repayable as follows:

(in thousands of $) Year ending December 31
2013	157,689
2014	311,235
2015	318,816
2016	183,104
2017	166,481
Thereafter	693,875
Total debt	1,831,200